Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Earnings of Zimmer Biomet Holdings, Inc.	$ 705.1	$ 903.8	$ 1,024.0
Other Comprehensive Income (Loss):
Foreign currency cumulative translation adjustments, net of tax	69.8	(79.6)	9.9
Unrealized cash flow hedge gains (losses), net of tax	(6.3)	94.8	71.1
Reclassification adjustments on hedges, net of tax	(45.3)	(69.9)	(77.4)
Adjustments to prior service cost and unrecognized actuarial assumptions, net of tax	38.9	(17.1)	(15.3)
Total Other Comprehensive Income (Loss)	57.1	(71.8)	(11.7)
Comprehensive Income Attributable to Zimmer Biomet Holdings, Inc.	$ 762.2	$ 832.0	$ 1,012.3